FINANCE INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Detailed disclosure of finance income

		US Dollars
Figures in millions		2025	2024	2023
Finance income
Finance income on bank balances		84	100	104
Guarantee fees received		9	6	5
Interest on joint venture loan	19	31	36	—
		124	142	109
Unwinding of long-term receivables		28	18	18
Total finance income and unwinding of long-term receivables		152	160	127